Tangible assets - Summary of Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment
Reversals	$ 9,753,067	$ 6,020,461	$ 3,270,432
Real estate
Investment Properties
Cost of investment properties		198,898,226	184,869,825
Transfer to investment properties			62,880,448
Impairment
Loss		102,887	48,852,047
Reversals		9,753,067
Depreciation
Beginning balance	23,592,920	12,554,340
Transfer to investment properties		7,496,896
For the period	3,487,869	3,541,684
Ending balance	(27,080,789)	(23,592,920)	(12,554,340)
Carrying amount of investment properties	181,467,617	175,305,306
Total
Investment Properties
Cost of investment properties		198,898,226	184,869,825
Transfer to investment properties			62,880,448
Impairment
Loss		102,887	48,852,047
Reversals		9,753,067
Depreciation
Beginning balance	23,592,920	12,554,340
Transfer to investment properties		7,496,896
For the period	3,487,869	3,541,684
Ending balance	(27,080,789)	(23,592,920)	$ (12,554,340)
Carrying amount of investment properties	$ 181,467,617	$ 175,305,306